Fair value estimation - Maturity of financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value estimation
Borrowings	£ (4,812)	£ (5,486)
Non-derivative financial instruments	(4,812)	(5,486)
Net derivative inflow/(outflow)	(49)	(149)
Net inflow/(outflow)	(4,861)	(5,635)
Less than 1 year
Fair value estimation
Borrowings	(1,209)	(1,425)
Non-derivative financial instruments	(1,209)	(1,425)
Net derivative inflow/(outflow)	(44)	(35)
Net inflow/(outflow)	(1,253)	(1,460)
Between 1 and 5 years
Fair value estimation
Borrowings	(2,601)	(3,003)
Non-derivative financial instruments	(2,601)	(3,003)
Net derivative inflow/(outflow)	(4)	(99)
Net inflow/(outflow)	(2,605)	(3,102)
Over 5 years
Fair value estimation
Borrowings	(1,003)	(1,057)
Non-derivative financial instruments	(1,003)	(1,057)
Net derivative inflow/(outflow)		(15)
Net inflow/(outflow)	(1,003)	(1,072)
Cross-currency interest rate swaps
Fair value estimation
Outflow	(2,162)	(1,982)
Inflow	2,103	1,818
Cross-currency interest rate swaps | Less than 1 year
Fair value estimation
Outflow	(454)	(64)
Inflow	400	20
Cross-currency interest rate swaps | Between 1 and 5 years
Fair value estimation
Outflow	(1,707)	(1,369)
Inflow	1,703	1,264
Cross-currency interest rate swaps | Over 5 years
Fair value estimation
Outflow		(549)
Inflow		534
Interest rate swaps
Fair value estimation
Outflow	(21)	(4)
Inflow	31	19
Interest rate swaps | Less than 1 year
Fair value estimation
Outflow	(21)	(1)
Inflow	31	10
Interest rate swaps | Between 1 and 5 years
Fair value estimation
Outflow		(3)
Inflow		9
Foreign exchange swaps
Fair value estimation
Outflow	(140)	(15)
Inflow	140	15
Foreign exchange swaps | Less than 1 year
Fair value estimation
Outflow	(140)	(15)
Inflow	£ 140	£ 15